Commitments & Contingencies (Details) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares
Commitments & Contingencies
Underwriting discount per unit | $ / shares	$ 0.20
Aggregate underwriter discount	$ 5.8
Percentage of gross proceeds of IPO payable as marketing fee to underwriter	3.5
Aggregate underwriter fee payable	$ 10.1